Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CCT Thematic Equity Fund | Institutional Shares, CCT Thematic Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	11.98%	17.24%	(17.44%)	21.11%
KBI GLOBAL INVESTORS AQUARIUS FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	4.46%	19.48%	(14.33%)	27.33%	13.48%	24.31%